Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

Note 9. Debt

Debt consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
January Note	$5,700	$—
February Note 1st Tranche	5,583	—
February Note 2nd Tranche	5,425	—
Secured Notes	5,767	5,666
Total	$22,475	$5,666
Debt – current portion	16,913	5,666
Long-term debt – less current portion	$5,562	$—

As of June 30, 2025, the Company’s debt consists of the Secured Notes, the January Note, and the February Note. The Company and Arrayed entered into a forbearance agreement where Arrayed forbore from taking any enforcement action as a result of the occurrences and/or continuation of any specified events of default. For a full description of these debt arrangements, see Note 9, Debt, in the audited consolidated financial statements included in the 2024 Form 10-K.

Convertible Secured Note

On January 7, 2025, the Company issued the January Note, a Senior Secured Convertible Promissory Note in the principal amount of $5,000,000 to Thieneman Properties, LLC, an Indiana limited liability company. The January Note bears interest at a rate of 60.0% per annum, was initially payable in full on April 7, 2025 in the amount of $5,750,000 and if not paid on or prior to such date, will continue to accrue interest at the same rate until paid. The January Note may be prepaid in whole or in part at any time without penalty or premium and is convertible in the event of default into shares of the Company’s common stock, at a fixed conversion price of $1.56 per share. On April 7, 2025, the Company made a payment of $750,000, which fulfilled its obligations of interest owed through the aforementioned date. The Company continues to accrue interest on the principal amount of the January Note until such time it will be repaid. During the three and six months ended June 30, 2025, the Company incurred total interest expense of $0.8 million and $1.5 million, respectively, which is included in the carrying value of the January Note in the above table.

On February 10, 2025, the Company issued a Senior Secured Convertible Promissory Note (the “February Note”) in the principal amount of $10,000,000 to Thieneman Construction, Inc, an Indiana corporation, to be funded in two tranches of $5,000,000. This Note bears interest at a rate of 30.0% per annum, is payable in full on the date that is six months from the time the amounts are received by the Company. The first tranche (“February Note 1st tranche”) and second tranche (“February Note 2nd tranche”) were received by the Company on February 10, 2025 and March 20, 2025, respectively which become due on August 10, 2025 and September 20, 2025, respectively. If the February Notes is not paid on or prior to the aforementioned dates, the February Note will continue to accrue interest at the same rate until paid. The outstanding principal amount of the February Note is convertible at the option of the holder upon the occurrence of the Company’s successful listing of shares of its common stock on a national securities exchange or the occurrence and during the continuation of an Event of Default, into shares of the Company’s common stock, at a fixed conversion price of $1.00 per share. During the three months ended June 30, 2025, the Company incurred total interest expense related to the February Note 1st tranche and February Note 2nd tranche of $0.4 million and $0.4 million, respectively, which is included in the carrying value in the above table. During the six months ended June 30, 2025, the Company incurred total interest expense related to the February Note 1st tranche and February Note 2nd tranche of $0.6 million and $0.4 million, respectively, which is included in the carrying value in the above table.

Secured Notes

The Secured Notes bear interest at 6.00% per annum, payable quarterly in cash on January 1, April 1, July 1 and October 1 of each year, and will mature on August 1, 2026. When the Company repays principal on the Secured Notes pursuant to the terms of the Secured Notes, it will be required to pay 120% of the principal amount repaid (the “Repayment Price”) plus accrued and unpaid interest.

The Secured Notes include terms that provide Arrayed seniority over other unsecured obligations in any settlement negotiations in the event of liquidation. Additionally, the Secured Notes contain redemption features in the event of default or a fundamental change in control that would make the Secured Notes immediately callable at a predetermined rate as described in the Secured Notes. The redemption features are settled in cash.

As of June 30, 2025, the unamortized discount was $0.2 million, which includes the difference between the principal and the Repayment Price. For the three and six months ended June 30, 2025, the Company incurred less than $0.1 million and $0.1 million in interest expense, respectively, related to the Secured Notes. The effective interest rate was 8.7% for the three and six months ended June 30, 2025.

The future minimum aggregate payments for the above borrowings are equal to the quarterly payments made using the Repayment Price, are as follows as of June 30, 2025:

(In thousands)
Remainder of 2025	$17,613
2026	6,122
Total	$23,735
Less: Amount of debt discount to be amortized subsequent to June 30, 2025	(231)
Less: Amount of interest to be accrued subsequent to June 30, 2025	(1,029)
Debt as of June 30, 2025	$22,475

Note 9. Long-Term Debt

Debt consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Secured notes	$5,666	$33,516
Deferred financing costs	—	(384)
Total	$5,666	$33,132
Debt – current portion	5,666	21,191
Long-term debt – less current portion	$—	$11,941

Secured Convertible Notes — On August 10, 2023, the Company entered into the Securities Purchase Agreement with High Trail Investments ON LLC and an affiliated institutional investor (together, the “Investors”) pursuant to which the Company agreed to issue and sell in an offering up to $105 million aggregate principal amount of senior secured convertible notes (the “Secured Convertible Notes”). On August 14, 2023, the Company issued $70 million aggregate principal amount of Secured Convertible Notes to the Investors. In addition, the Company granted the Investors the right to purchase up to an additional $35 million aggregate principal amount of the Secured Convertible Notes so long as the notice to exercise such option was provided no later than August 14, 2024. The Secured Convertible Notes bore interest at 6.00% per annum, payable quarterly in cash on January 1, April 1, July 1 and October 1 of each year, commencing on October 1, 2023, and would mature on August 1, 2026. The Secured Convertible Notes included covenants requiring the Company to, among others things, maintain minimum levels of quarterly revenue through the quarter ended June 30, 2026.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Beginning on January 1, 2024, the Investors had the option to require the Company to repay principal on the Secured Convertible Notes quarterly pursuant to the terms of the Secured Convertible Notes at a repayment price equal to 115% of the Secured Convertible Notes principal balance repaid plus accrued interest. The repayments were calculated at a rate of 12.5% of 115% of the principal balance and would reduce the principal balance of the Secured Convertible Notes by the amount repaid divided by a rate of 1.15. The end of term maturity balance was the principal balance of the Secured Convertible Notes multiplied by 115% (the “Secured Convertible Notes Maturity Balance”). The Secured Convertible Notes were convertible based on a conversion rate of 42.9830 shares of Common Stock per $15,000 principal amount of Secured Convertible Notes (equivalent to a conversion price of approximately $23.25 per share of the Common Stock).

The Company used approximately $22.4 million of the net proceeds from the offering of the Secured Convertible Notes to repay all $21.9 million of outstanding principal and $0.3 million of accrued interest under the Company’s Revolving Credit Line and Equipment Loan which resulted in a loss of $0.2 million expensed within “Loss on debt extinguishment”.

The Company incurred deferred financing costs of $4.1 million related to the Secured Convertible Notes, which were capitalized upon issuance and were being accreted over the term of the Secured Convertible Notes using the effective interest rate method with $0.6 million included in “Interest expense” in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31, 2023. The unamortized deferred financing costs of $3.5 million, were expensed within “Loss on debt extinguishment” upon the cancellation and exchange of the Secured Convertible Notes for the Secured Notes.

Additionally, the Company was capitalizing discounts of $24.4 million against the carrying value of the Secured Convertible Notes and amortizing the discounts over the term of the Secured Convertible Notes using the effective interest rate method. The $24.4 million discount included $13.9 million related to debt derivatives, $10.5 million related to the Secured Convertible Notes maturity balance, with $4.7 million amortized interest expense for the year ended December 31, 2023. The unamortized discount was $19.7 million and was expensed within “Loss on debt extinguishment” upon the extinguishment and termination of the Secured Convertible Notes.

As of December 31, 2023, the Company had no outstanding balance, no unamortized discount, or unamortized deferred loan fees due to the cancellation of the Secured Convertible Notes in connection with the issuance of the Secured Notes. During the year ended December 31, 2023, the Company had paid $1.9 million in interest and incurred a total of $7.2 million in interest expense related to the Secured Convertible Notes. The effective interest rate was 41.1% for the year ended December 31, 2023.

Secured Notes — On November 27, 2023, the Company entered into the Securities Exchange Agreement (the “Exchange Agreement”) with the Investors, pursuant to which the Company made a cash payment to the Investors of $16.3 million to repay $12.5 million of aggregate principal amount of the Secured Convertible Notes, together with $1.3 million of accrued and unpaid interest. The remaining Secured Convertible Notes were exchanged for $57.5 million aggregate principal amount of new senior secured notes due 2026 (the “Secured Notes”) and 666,667 shares of Common Stock with a fair market value of $9.4 million at issuance. The remaining Secured Convertible Notes maturity balance of $8.0 million was recognized as a gain within “Loss on debt extinguishment” and was partially offset by $0.2 million of financing costs paid to the Investors. The Secured Notes bore interest at 6.00% per annum, payable quarterly in cash on January 1, April 1, July 1 and October 1 of each year, commencing on January 1, 2024, and would mature on August 1, 2026. The Company was required to repay the principal on the Secured Notes at a repayment price equal to 120% of the Secured Notes principal balance repaid plus accrued interest. The Secured Notes included covenants requiring the Company to maintain a minimum of $35 million of unrestricted cash and cash equivalents and to maintain minimum levels of available cash, calculated monthly based on a rolling three-month lookback period beginning with the three-month period ending on December 31, 2023.

Velo3D, Inc.

Notes to Consolidated Financial Statements

On December 27, 2023, the Company entered into note amendment to its Secured Notes with the Investors, pursuant to which the Company made a cash payment to the note holders of $25.0 million to repay approximately $20.8 million of aggregate principal amount of the Secured Notes, together with accrued and unpaid interest. The amendment was determined to be a modification of the Secured Notes. The amended Secured Notes eliminated the requirement to pay a principal amount of Secured Notes on January 1, 2024, eliminated the requirement to maintain a minimum of $35.0 million of unrestricted cash and cash equivalents, and deferred the requirement to, on or before December 31, 2023, establish a new “at-the-market” offering program (or increase the Company’s existing “at-the-market” offering program) with aggregate available, accessible and unused capacity to generate gross proceeds to the Company of at least $75.0 million as of December 31, 2023 to January 31, 2024.

On April 1, 2024, the Company entered into a second note amendment (the “Second Note Amendment”) to its Secured Note with the Investors. Pursuant to the Second Note Amendment, the Company made cash payments, the first of which was $5.0 million on April 1, 2024 which redeemed approximately $4.2 million of aggregate principal amount, and another cash payment of $5.5 million on April 15, 2024 which redeemed approximately $4.6 million of principal. In connection with the Second Note Amendment, the Company issued to the Investors warrants to purchase 41,808 shares of the Company’s common stock that became exercisable 45 days after the original issuance date at an exercise price of $239.22 per share. The Investors may exercise the Warrants by paying the exercise in cash or by reducing the outstanding principal amount under the Secured Notes by an amount equal to the quotient of (A) the amount of the exercise price divided by (B) 1.20.

On July 1, 2024, the Company entered into a third note amendment to the Secured Notes with the Investors (the “Third Note Amendment”). Pursuant to the Third Note Amendment, the Company and the Investors agreed to defer the July 1, 2024 partial redemption payment of $10.5 million (the “July Redemption Payment”) over a period of ten equal monthly payments commencing August 1, 2024. The July Redemption Payment was to be paid monthly at a Repayment Price of $1,050,000 with $875,000 in aggregate principal amount of the Secured Notes redeemed. In addition to the July Redemption Payment, on the first day of each three-month period beginning on October 1, 2024 (a “Partial Redemption Date”), the Company was to redeem a portion of the principal amount of the Secured Notes at the Repayment Price plus accrued and unpaid interest, unless the Investors cancel or waive such redemption. The aggregate principal amount of the Secured Notes that would have been redeemable on a Partial Redemption Date was $8,750,000 for a Repayment Price of $10,500,000. During August and September 2024, the Company received extensions from the Investors for the July Redemption Payment through October 4, 2024.

In connection with the Third Note Amendment, the Company issued to the Investors warrants to purchase 110,000 shares of the Company’s common stock that became exercisable on the original issuance date at an exercise price of $45.00 per share. The Investors may exercise the Warrants by paying the exercise in cash or by reducing the outstanding principal amount under the Secured Notes by an amount equal to the quotient of (A) the amount of the exercise price divided by (B) 1.20.

The Third Note Amendment and concurrent issuance of warrants constituted a substantial change to the Secured Notes resulting in a debt extinguishment. As a result of the debt extinguishment, the Company derecognized the carrying value of the Secured Notes as of June 30, 2024 (“Old Notes”) while concurrently recognizing the carrying of the of the Secured Notes giving effect to the Third Note Amendment (“New Notes”). The Old Notes had a carrying value of $33.5 million as of June 30, 2024. The Company also had unamortized deferred financing costs of $0.3 million and discounts against the carrying value of the Old Notes of $8.6 million. The carrying value, deferred financing costs and discounts were derecognized as of July 1, 2024. Concurrently, the New Notes were recognized with a carrying value of $27.9 million. The difference in the carrying value of the Old Debt, net of deferred financing costs and discounts, in comparison to the New Debt totaling $3.3 million was expensed within “Loss on debt extinguishment.” The issuance of warrants to the Investors in connection with the Third Note Amendment constituted new fees paid to the existing lender. The fair value of these warrants at the time of issuance was approximately $4.2 million and was also expensed within “Loss on debt extinguishment.”

Velo3D, Inc.

Notes to Consolidated Financial Statements

Following the Third Note Amendment, the Company made one payment on September 16, 2024 of approximately $0.6 million which redeemed $0.5 million of aggregate principal amount. The Company was unable to make the contractual payments on the Partial Redemption Dates or continue to repay the July Redemption Payment citing financial difficulties and liquidity issues. Specifically, it was determined that defaults and events of default exist under the Notes including those relating to the Company’s failure to (1) make required partial redemption payments since September 2024, (2) make payments of interest since September 2024, (3) deliver required compliance certificates and notices and (4) timely file its Quarterly Report on Form 10-Q for the period ended September 30, 2024, among other matters (collectively, the “Specified EoDs”).

On December 9, 2024, Arrayed Notes Acquisition Corp. (“Arrayed”), a subsidiary of Arrayed Additive, Inc. purchased the Secured Notes from the Investors. The Company and Arrayed entered into a forbearance agreement where Arrayed forbore from taking any enforcement action as a result of the occurrences and/or continuation of any specified events of default.

On December 24, 2024, the Company and Arrayed entered into a debt for equity exchange transaction (the “Exchange”) wherein the Company issued 12,343,423 shares of the Company’s common stock, in exchange for the payment of $26.9 million under the Secured Notes which redeemed approximately $22.4 million of aggregate principal amount plus $0.4 million of accrued interest.

The fair value of the common stock issued in the Exchange transaction was $24.6 million. The difference between the amount of the debt extinguished in comparison to the fair value of the common stock issued, totaling approximately $2.6 million, was recorded as a gain within the “Loss on debt extinguishment” line item of the consolidated financial statements.

The Secured Notes contain customary affirmative and negative covenants (including covenants that limit the Company’s ability to incur debt, make investments, transfer assets, engage in certain transactions with affiliates and merge with other companies). Furthermore, if an event of default occurs, the holders of the Secured Notes may declare the Secured Notes due and payable for cash in an amount equal to the Event of Default Acceleration Amount as defined in the Secured Notes. If an event of default occurs and the Company fails to pay the Event of Default Acceleration Amount when due in accordance with the Secured Notes, then the holders may elect to receive such unpaid portion of the Event of Default Acceleration Amount, entirely or partially, in shares of Common Stock calculated based on dividing Event of Default Acceleration Amount by the lowest of the 10 daily volume weighted average prices of the Common Stock immediately prior to the applicable event of default stock payment date.

The Secured Notes bear interest at 6.00% per annum, payable quarterly in cash on January 1, April 1, July 1 and October 1 of each year, and will mature on August 1, 2026. When the Company repays principal on the Secured Notes pursuant to the terms of the Secured Notes, it will be required to pay 120% of the principal amount repaid (the “Repayment Price”) plus accrued and unpaid interest. .

The Secured Notes include terms that provide the Arrayed seniority over other unsecured obligations in any settlement negotiations in the event of liquidation. Additionally, the Secured Notes contain redemption features in the event of default or a fundamental change in control that would make the Secured Notes immediately callable at a predetermined rate as described in the Secured Notes. The redemption features are settled in cash.

The Company previously incurred deferred financing costs of $0.5 million related to the Secured Notes, which were capitalized upon issuance and were being accreted over the term of the Secured Notes using the effective interest rate method and are included in “Interest expense” in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss). The remaining unamortized balance of the Old Notes was expensed in connection with the extinguishment resulting from the Third Note Amendment. As of December 31, 2024, there is no remaining unamortized balance of deferred financing costs included in Debt — current portion on the balance sheets.

Additionally, the Company was accreting discounts of $17.8 million and had capitalized it to the carrying value of the Secured Notes over the term of the Secured Notes using the effective interest rate method with $13.3 million amortized to interest expense for the year ended December 31, 2024. The remaining unamortized balance of the Old Notes was expensed within “Loss on debt extinguishment” in connection with the extinguishment resulting from the Third Note Amendment. As of December 31, 2024, the unamortized discount of the New Notes was $0.3 million, which includes the difference between the principal and the Repayment Price. For the year ended December 31, 2024, the Company paid $1.2 million in interest and incurred a total of $15.4 million in interest expense related to the Secured Notes. The effective interest rate fluctuated during the year ended December 31, 2024 due to the varying amendments and resulting modifications or extinguishments resulting from these amendments. Following the Exchange, the effective interest rate was 27.7%.

Velo3D, Inc.

Notes to Consolidated Financial Statements

The future minimum aggregate payments for the above borrowings are equal to the expected payments made following the Exchange, beginning are as follows as of December 31, 2024:

(In thousands)
2025	$5,993
2026	—
$5,993

As of December 31, 2024 and the issuance date of the audited consolidated financial statements, the Company was not in compliance with all covenants.

Revolving Credit Line — During the year ended December 31, 2022, the Company entered into modification agreements that made certain modifications to the third amended and restated loan and security agreement. The modification agreements, among other things, extended the maturity date of the revolving line of credit, and increased the amount of the revolving credit line to $30.0 million. As of December 31, 2022, the Company had $27.0 million of the revolving credit line undrawn and deferred loan fees of less than $0.2 million.

In 2023, the Company’s drew $14.0 million on the revolving credit facility with a variable interest rate of the greater of 5.50% or Prime Rate plus 0.75% and due on December 31, 2024. The outstanding principal of $17.0 million was repaid upon the issuance of the Secured Convertible Notes. As of December 31, 2023, the Company had no outstanding balance, remaining revolving credit line availability, or deferred loan fees.

The effective interest rate was 15.8% and 5.7% for the year ended December 31, 2023 and 2022, respectively. Interest expense for the year ended December 31, 2023 was $0.6 million which included an additional $0.1 million for final payments made during the extinguishment of the Revolving Credit Line.

Equipment Loan — On July 25, 2022, the Company entered into a joinder and fourth loan modification agreement that made certain modifications to its third amended and restated loan and security agreement, including establishing a secured equipment loan facility of up to $15.0 million, secured by equipment leased to customers, available through December 31, 2023 with a variable interest rate of the greater of Prime rate or 3.25% and terms of three years.

As of December 31, 2022, the Company had executed a total of $8.0 million in equipment loan advances. For the year ended December 31, 2022, $2.1 million in principal payments were made on the equipment loan advances for an outstanding balance of $5.4 million as of December 31, 2022.

For the year ended December 31, 2023, the Company executed a total of $1.6 million in equipment loan advances and made $2.0 million in principal payments. The outstanding principal of $4.9 million was repaid upon the issuance of the Secured Convertible Notes. As of December 31, 2023, the Company had no outstanding balance, remaining equipment loan availability, or deferred loan fees.

The effective interest rate of the equipment loans was 12.6% for the years ended December 31, 2023. Interest expense for the year ended December 31, 2023 was $0.6 million which included an additional $0.3 million for final payments made during the extinguishment of the Equipment Loan.

Velo3D, Inc.

Notes to Consolidated Financial Statements